Schedule of Investments (unaudited)	iShares® MSCI Hong Kong ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 5.5%
BOC Hong Kong Holdings Ltd.	7,748,500	$23,422,225
Hang Seng Bank Ltd.	1,578,400	27,911,360
		51,333,585
Beverages — 1.1%
Budweiser Brewing Co. APAC Ltd.(a)	3,853,700	9,785,849

Building Products — 1.1%
Xinyi Glass Holdings Ltd.	4,171,000	10,174,367

Capital Markets — 14.6%
Futu Holdings Ltd., ADR(b)	86,063	4,087,132
Hong Kong Exchanges & Clearing Ltd.	2,375,326	130,622,549
		134,709,681
Diversified Telecommunication Services — 1.3%
HKT Trust & HKT Ltd., Class SS.	8,642,500	11,698,038

Electric Utilities — 7.1%
CK Infrastructure Holdings Ltd.	1,301,500	7,553,195
CLP Holdings Ltd.	3,372,700	33,041,885
HK Electric Investments & HK Electric Investments Ltd., Class SS	6,900,000	6,751,347
Power Assets Holdings Ltd.	2,982,500	17,968,614
		65,315,041
Equity Real Estate Investment Trusts (REITs) — 3.9%
Link REIT	4,214,800	36,537,123

Food Products — 1.2%
WH Group Ltd.(a)	18,025,000	11,341,278

Gas Utilities — 3.7%
Hong Kong & China Gas Co. Ltd.	22,936,495	34,188,846

Hotels, Restaurants & Leisure — 4.4%
Galaxy Entertainment Group Ltd.(b)	4,426,000	24,061,620
Melco Resorts & Entertainment Ltd., ADR(b)	511,245	4,989,751
Sands China Ltd.(b)	5,105,600	11,667,867
		40,719,238
Industrial Conglomerates — 6.3%
CK Hutchison Holdings Ltd.	5,221,767	32,689,362
Jardine Matheson Holdings Ltd.	449,600	25,429,735
		58,119,097
Insurance — 22.8%
AIA Group Ltd.	20,025,800	210,820,451

Machinery — 6.1%
Techtronic Industries Co. Ltd.	2,756,147	56,684,862
Security	Shares	Value

Marine — 0.9%
SITC International Holdings Co. Ltd.	2,134,000	$8,519,743

Real Estate Management & Development — 17.2%
CK Asset Holdings Ltd.	4,191,267	23,974,113
ESR Cayman Ltd.(a)(b)	4,036,600	13,325,566
Hang Lung Properties Ltd.	4,527,000	8,975,048
Henderson Land Development Co. Ltd.	3,228,762	13,202,767
Hongkong Land Holdings Ltd.	2,569,000	13,849,821
New World Development Co. Ltd.	3,337,266	13,177,044
Sino Land Co. Ltd.	7,342,000	8,741,030
Sun Hung Kai Properties Ltd.	2,672,500	32,542,182
Swire Pacific Ltd., Class A	1,205,500	6,655,716
Swire Properties Ltd.	2,837,000	6,733,647
Wharf Real Estate Investment Co. Ltd.	3,567,150	18,008,100
		159,185,034
Road & Rail — 1.9%
MTR Corp. Ltd.	3,304,083	17,597,988

Specialty Retail — 0.6%
Chow Tai Fook Jewellery Group Ltd.	3,110,400	5,561,374

Total Common Stocks — 99.7%
(Cost: $1,036,962,385)		922,291,595

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,170,000	2,170,000

Total Short-Term Investments — 0.2%
(Cost: $2,170,000)		2,170,000

Total Investments in Securities — 99.9%
(Cost: $1,039,132,385)		924,461,595

Other Assets, Less Liabilities — 0.1%		486,827

Net Assets — 100.0%		$924,948,422

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$14,915,960	$—		$(14,915,960	)(b)	$—	$—	$—	—	$516,864	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	470,000	(b)	—		—	—	2,170,000	2,170,000	21		—
						$—	$—	$2,170,000		$516,885		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	21	12/17/21	$2,347	$(103,313)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$24,803,278	$897,488,317	$—	$922,291,595
Money Market Funds	2,170,000	—	—	2,170,000
	$26,973,278	$897,488,317	$—	$924,461,595
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(103,313)	$—	$—	$(103,313)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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